(Loss)/Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Schedule of Income and Share Data Used in Basic and Diluted (Loss)/Earnings Per Share
The following table reflects the income/(loss)
and
share data used in the basic and diluted (loss)/earnings per share calculations:

	2021	2020	2019
	RMB’000	RMB’000	RMB’000
(Loss)/profit attributable to ordinary equity holders of the parent for basic and diluted (loss)/earnings per share calculations
– Class A ordinary shares	(42,792)	(10,642)	30,593
– Class B ordinary shares	(16,778)	(5,781)	25,513

	2021	2020	2019
Weighted average number of ordinary shares in issue during the year for basic and diluted (loss)/earnings per share calculations
– Class A ordinary shares	21,121,241	15,244,686	9,929,929
– Class B ordinary shares	8,281,098	8,281,098	8,281,098